Fair Value Measurements - Summary of the Changes in the Fair Value of Derivative Warrant Liabilities (Detail) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 15, 2021	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning balance	$ 9,054,000	$ 614,040
Exercise of overallotment option	3,186,000
Change in fair value (gain)		(167,280)	$ (11,625,960)
Fair value as of Ending balance	12,240,000	$ 446,760	$ 614,040
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Derivative Liability, Noncurrent	Derivative Liability, Noncurrent
Public Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning balance	5,030,000	$ 346,150
Exercise of overallotment option	1,870,000
Change in fair value (gain)		(94,300)	$ (6,553,850)
Fair value as of Ending balance	6,900,000	251,850	346,150
Private Placement Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at Beginning balance	4,024,000	267,890
Exercise of overallotment option	1,316,000
Change in fair value (gain)		(72,980)	(5,072,110)
Fair value as of Ending balance	$ 5,340,000	$ 194,910	$ 267,890